JPMorgan Mid Cap Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.63%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.76%	8.91%	9.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.14%	9.54%	9.30%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.01%	10.36%	10.04%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.88%	8.98%	8.46%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	8.01%	7.78%